Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock dividends per share (in dollars per share)	$ 0.05
Common Stock, Dividends, Per Share, Declared		$ 2.69
Cash distributions declared per class of stock		$ 221.2
Class A non-voting Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash distributions declared per class of stock		13.5
Class B non-voting Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash distributions declared per class of stock		18.2
Voting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash distributions declared per class of stock		188.8
Non-voting shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash distributions declared per class of stock		$ 0.7
Direct Edge
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock dividends per share (in dollars per share)		$ 1.19
Common Stock, Dividends, Per Share, Declared		$ 1.50